Note 7 (Tables)	6 Months Ended
Jun. 30, 2024
Fair value of financial instruments [Abstract]
Fair value of financial instruments by levels [Table Text Block]
The fair value of the Group's financial instruments recognized at fair value from the attached condensed consolidated balance sheets is presented below, broken down according to the valuation method used to determine their fair value, and their respective book value as of June 30, 2024 and December 31, 2023:

Fair value of financial instruments recognized at fair value by level. June 2024 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	9	123,821	25,730	95,191	2,900
Derivatives		33,183	520	32,168	496
Equity instruments		7,699	7,447	89	163
Debt securities		31,947	17,763	13,894	291
Loans and advances		50,992	—	49,041	1,951
Non-trading financial assets mandatorily at fair value through profit or loss	10	10,584	8,890	376	1,318
Equity instruments		9,646	8,340	50	1,256
Debt securities		653	550	54	50
Loans and advances to customers		285	—	273	12
Financial assets designated at fair value through profit or loss	11	856	849	7	—
Debt securities		856	849	7	—
Financial assets at fair value through other comprehensive income	12	60,691	49,831	9,852	1,008
Equity instruments		1,382	1,140	53	188
Debt securities		59,284	48,691	9,773	820
Loans and advances to credit institutions		25	—	25	—
Derivatives – Hedge accounting	14	1,212	—	1,212	—
LIABILITIES
Financial liabilities held for trading	9	93,546	15,223	77,034	1,289
Trading derivatives		31,321	734	29,815	772
Short positions		15,249	14,488	648	113
Deposits		46,976	—	46,571	405
Financial liabilities designated at fair value through profit or loss	11	14,935	—	12,841	2,094
Deposits from credit institutions		46	—	46	—
Customer deposits		953	—	953	—
Debt certificates issued		4,455	—	2,361	2,094
Other financial liabilities		9,481	—	9,481	—
Derivatives – Hedge accounting	14	2,525	—	2,490	35

Fair value of financial Instruments recognized at fair value by level. December 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	9	141,042	21,972	116,905	2,165
Derivatives		34,293	144	33,880	269
Equity instruments		4,589	4,494	24	71
Debt securities		28,569	17,333	11,081	155
Loans and advances		73,590	—	71,921	1,669
Non-trading financial assets mandatorily at fair value through profit or loss	10	8,737	7,028	493	1,216
Equity instruments		7,963	6,742	72	1,148
Debt securities		484	286	132	66
Loans and advances to customers		290	—	288	2
Financial assets designated at fair value through profit or loss	11	955	908	47	—
Debt securities		955	908	47	—
Financial assets at fair value through other comprehensive income	12	62,205	52,987	8,335	883
Equity instruments		1,217	1,026	52	139
Debt securities		60,963	51,961	8,258	745
Loans and advances to credit institutions		26	—	26	—
Derivatives – Hedge accounting	14	1,482	—	1,482	—
LIABILITIES
Financial liabilities held for trading	9	121,715	14,133	106,382	1,201
Trading derivatives		33,045	191	32,111	743
Short positions		15,735	13,942	1,750	44
Deposits		72,935	—	72,520	415
Financial liabilities designated at fair value through profit or loss	11	13,299	—	11,073	2,227
Deposits from credit institutions		—	—	—	—
Customer deposits		717	—	717	—
Debt certificates issued		3,977	—	1,751	2,227
Other financial liabilities		8,605	—	8,605	—
Derivatives – Hedge accounting	14	2,625	—	2,586	39

Fair value of financial instruments recognized at amortized cost by levels [Table Text Block]
Below is shown the fair value of the Group's financial instruments from the attached condensed consolidated balance sheets recognized at amortized cost, broken down according to the valuation method used to determine their fair value, and their respective book value as of June 30, 2024 and December 31, 2023:

Fair value of financial instruments recognized at amortized cost by level. June 2024 (Millions of Euros)
	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽¹⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8	45,055	45,055	—	—	—	45,055
Financial assets at amortized cost	13	481,213	32,486	46,146	24,410	375,789	478,831
Debt securities		58,450	—	46,146	10,437	545	57,128
Loans and advances		422,762	32,486	—	13,974	375,244	421,703
LIABILITIES
Financial liabilities at amortized cost	21	565,752	363,010	45,016	54,478	103,299	565,803
Deposits		480,420	346,742	—	34,028	99,058	479,828
Debt certificates issued		69,061	—	45,016	20,450	4,240	69,707
Other financial liabilities		16,271	16,268	—	—	—	16,268
(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.

Fair value of financial Instruments recognized at amortized cost by levels. December 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽¹⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8	75,416	75,416	—	—	—	75,416
Financial assets at amortized cost	13	451,732	34,826	41,950	10,533	359,062	446,371
Debt securities		49,462	—	41,950	6,244	759	48,952
Loans and advances		402,270	34,826	—	4,290	358,303	397,418
LIABILITIES
Financial liabilities at amortized cost	21	557,589	358,657	42,742	86,390	68,127	555,915
Deposits		473,835	343,611	1,269	62,049	64,601	471,530
Debt certificates issued		68,707	—	41,472	24,341	3,526	69,339
Other financial liabilities		15,046	15,046	—	—	—	15,046
(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.